Other Real Estate Owned	12 Months Ended
Dec. 31, 2011
Other Real Estate Owned [Abstract]
Other Real Estate Owned

NOTE 7 – OTHER REAL ESTATE OWNED

Transactions in other real estate owned for the periods ended December 31, 2011 and 2010:

(Dollars in thousands)	2011	2010

Balance, beginning of year	$16,891	$6,432
Additions	12,040	18,480
Sales	(11,023)	(5,120)
Write-downs	(2,243)	(2,901)

Balance, end of period	$15,665	$16,891